The Prudential Insurance Company of America          Erin C. Schwerzmann
Vice President and Corporate Counsel
                          The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

September 8, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           Pruco Life Insurance Company (“Registrant”)
Pruco Life Variable Universal Account (“Depositor”) (File No. 811-05826)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Semiannual Reports for the underlying funds for the period ending June 30, 2014 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0001193125-14-319604
Date of Filing:08/25/14

2.         Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:0000814680-14-000038
Date of Filing:08/21/14

3.         Filer/Entity:    American Funds Insurance Series
Registration No:      811-03857
CIK No:     0000729528
Accession No:     0000051931-14-000897
Date of Filing:    08/29/14

4.     Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-14-327004
Date of Filing:08/29/14

5.     Filer/Entity:Dreyfus Investment Portfolios
Registration No.:811-08673
CIK No.:0001056707
Accession No.:0001056707-14-000015
Date of Filing:08/14/14

6.     Filer/Entity:Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:811-07044
CIK No.:0000890064
Accession No.:0000890064-14-000014
Date of Filing:08/14/14

7.     Filer/Entity:Dreyfus Variable Investment Fund
Registration No.:811-05125
CIK No.:0000813383
Accession No.:0000813383-14-000022
Date of Filing:08/15/14

8.           Filer/Entity: Fidelity Variable Insurance Products Fund
             Registration No.:   811-05511
CIK No.:     0000831016
Accession No.:    0000831016-14-000033
Date of Filing:   08/20/14

9.     Filer/Entity:Franklin Templeton Variable Insurance Products Trust
Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-14-333518
Date of Filing:09/05/14

10.   Filer/Entity:Goldman Sachs Variable Insurance Trust
Registration No.:811-08361
CIK No.:0001046292
Accession No.:0001193125-14-321056
Date of Filing:08/26/14

11.       Filer/Entity: Hartford HLS Series Fund II, Inc.
Registration No.:   811-04615
CIK No.:    0000790558
Accession No.:    0001144204-14-052448
Date of Filing:    08/26/14

12.       Filer/Entity:  Hartford Series Fund, Inc.
Registration No.:   811-08629
CIK No.:   0001053425
Accession No.:    0001144204-14-052452
Date of Filing:    08/26/14

13.   Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-14-009517
Date of Filing:08/29/14

14.   Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001193125-14-321799
Date of Filing:08/26/14

15.   Filer/Entity:M Fund, Inc.
Registration No.:811-09082
CIK No.:0000948258
Accession No.:0001104659-14-062465
Date of Filing:08/21/14

16.   Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-14-324689
Date of Filing:08/28/14

17.   Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
             Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000898432-14-001056
Date of Filing:08/22/14

18.       Filer/Entity:Northern Lights Variable Trust
            Registration No.:811-21853
CIK No.:0001352621
Accession No.:    000910472-14-003976
Date of Filing:    09/05/14

19.Filer/Entity:Oppenheimer Variable Account Funds
Registration No.:811-04108
CIK No.:0000752737
Accession No.:0001193125-14-317068
Date of Filing:08/21/14

20.Filer/Entity:ProFunds VP
Registration No.:811-08239
CIK No.:0001039803
Accession No.:0001104659-14-064991
Date of Filing:09/05/14

21.Filer/Entity:T. Rowe Price International Series Inc.
Registration No.:811-07145
CIK No.:0000918292
Accession No.:0001193125-14-324689
Date of Filing:08/28/14

22.Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-14-323684
Date of Filing:08/27/14

If you have any questions regarding this filing, please contact me at (860) 534-9177.

       Sincerely,

       __/s/ Erin C. Schwerzmann______
Erin C. Schwerzmann

VIA EDGAR